Investment Securities Available for Sale (Textual) (Detail)	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Available-for-sale Securities Pledged as Collateral	$ 64,700,000	$ 68,800,000	$ 61,900,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	9	46
Available-for-sale Securities, Percentage of Portfolio	97.00%	97.90%
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	$ 0	$ 0